UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2011

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Ronald J. Juvonen
                      ------------------

              Address:  c/o Downtown Associates, L.L.C.
                        674 Unionville Road, Suite 105
                        --------------------------------
                        Kennett Square, PA 19348
                        -------------------------

FORM 13F FILE NUMBER: 28-  07598
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald J. Juvonen
           -----------------
Title:     Managing Member
           ---------------
Phone:     (610) 925-3480
           --------------

Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen         Kennett Square, PA         November 14, 2011
----------------------       --------------------       -------------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       12
---------------------------------------       --


Form 13F Information Table Value Total:       $ 79,268     (thousands)
---------------------------------------       --------


List of Other Included Managers:     None
--------------------------------     ----

                               Ronald J. Juvonen
                           Form 13F Information Table
                               September 30, 2011




                             Title of              Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
BGC PARTNERS INC               CL A      05541T101   11,478   1,903,542  SH         SOLE              1,903,542
CARMAX INC                     COM       143130102    5,583     234,105  SH         SOLE                234,105
COSI INC                       COM       22122P101    3,668   5,096,300  SH         SOLE              5,096,300
GENTEX CORP                    COM       371901109    8,140     338,481  SH         SOLE                338,481
GT ADVANCED TECHNOLOGIES INC   COM       36191U106      702     100,000  SH         SOLE                100,000
JOHN BEAN TECHNOLOGIES CORP    COM       477839104    1,544     108,300  SH         SOLE                108,300
NETSCOUT SYS INC               COM       64115T104    6,852     600,000  SH         SOLE                600,000
OBAGI MEDICAL PRODUCTS INC     COM       67423R108    4,856     535,392  SH         SOLE                535,392
RADISYS CORP                   COM       750459109    7,046   1,151,331  SH         SOLE              1,151,331
SKECHERS U S A INC             CL A      830566105   11,196     798,000  SH         SOLE                798,000
SUPER MICRO COMPUTER INC       COM       86800U104   16,562   1,321,800  SH         SOLE              1,321,800
TASER INTL INC                 COM       87651B104    1,641     380,760  SH         SOLE                380,760









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